Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
6. Commitments and Contingencies

Legal Matters

From time to time, the Company may become party to litigation incident to the ordinary course of business. The Company assesses the likelihood of any adverse judgments or outcomes with respect to these matters and determines loss contingency assessments on a gross basis after assessing the probability of incurrence of a loss and whether a loss is reasonably estimable. In addition, the Company considers other relevant factors that could impact its ability to reasonably estimate a loss. A determination of the amount of reserves required, if any, for these contingencies is made after analyzing each matter. The Company’s reserves may change in the future due to new developments or changes in strategy in handling these matters. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business, consolidated financial position, results of operations, or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.

8. Commitments and Contingencies

Operating Leases

The Company has several long-term noncancellable operating leases for offices, parking lots, and equipment that expire in various years through 2015. These leases generally contain renewal options for periods ranging from three to five years and require the Company to pay all executory costs (property taxes, maintenance, and insurance). Rental payments include minimum rentals.

The leases for office space and parking lots are with an entity majority owned by the Company’s Chief Executive Officer, as discussed in Note 16. These lease agreements have terms of 60 months.

Future minimum lease payments required under long-term noncancellable operating leases at December 31, 2011, were:

	Unrelated Lessors	Related Parties	Total
Payable in
2012	$45	$1,041	$1,086
2013	45	1,018	1,063
2014	23	170	193
2015	4	—	4
	$117	$2,229	$2,346

Rental expense for all operating leases totaled $725, $726, and $915, and in 2009, 2010, and 2011, respectively.

Legal Matters

From time to time, the Company may become party to litigation incident to the ordinary course of business. The Company assesses the likelihood of any adverse judgments or outcomes with respect to these matters and determines loss contingency assessments on a gross basis after assessing the probability of incurrence of a loss and whether a loss is reasonably estimable. In addition, the Company considers other relevant factors that could impact its ability to reasonably estimate a loss. A determination of the amount of reserves required, if any, for these contingencies is made after analyzing each matter. The Company’s reserves may change in the future due to new developments or changes in strategy in handling these matters. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business, consolidated financial position, results of operations, or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.